SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Aug. 21, 2026 USD ($)	Aug. 19, 2026 USD ($)	Aug. 05, 2026 USD ($)	Jul. 08, 2026 USD ($)	Aug. 21, 2026 CNY (¥)	Aug. 19, 2026 CNY (¥)	Aug. 05, 2026 CNY (¥)	Jul. 08, 2026 CNY (¥)
China Construction Bank Corp [Member]
Subsequent Event [Line Items]
Principal amount				$ 736,909				¥ 5,000,000
Debt Instrument Interest Rate				345.00%
Agricultural Bank Of China [Member]
Subsequent Event [Line Items]
Principal amount	$ 1,179,054	$ 515,836	$ 1,473,818		¥ 8,000,000	¥ 3,500,000	¥ 10,000,000
Debt Instrument Interest Rate	2.72%		2.30%
Debt instrumental maturity date	Aug. 18, 2027	Oct. 25, 2026	Aug. 03, 2027